Income Tax - Summary of Reconciliation of Tax Expense and Accounting Profit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Accounting (loss)/profit before tax	¥ (58,582)	¥ (11,592)	¥ 65,863
At China's statutory income tax rate	(14,645)	(2,898)	16,466
Effect of lower tax rate	16,922	8,691	(6,460)
Loss attributable to a joint venture	123	2
Non-deductible expenses for tax purposes	824	1,718	31
Super deductions	(2,406)	(2,086)	(1,028)
Adjustments in respect of current tax of previous periods	(1,899)	(1,912)
Unrecognised tax losses	2,116	107	92
Income tax expense reported in profit or loss	¥ 1,035	¥ 3,622	¥ 9,101